Derivative Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Derivative Instruments [Abstract]
Derivative Instruments
4.	Derivative Instruments

The Company's outstanding warrants denominated in Canadian dollars are not considered to be indexed to its own stock because the exercise price is denominated in Canadian dollars and the Company's functional currency is United States dollars. Therefore, these warrants have been treated as derivative financial instruments and recorded at their fair value as a liability. All other outstanding convertible instruments are considered to be indexed to the Company's stock, because their exercise price is denominated in the same currency as the Company's functional currency, and are included in stockholders' equity.

The Company's derivative instruments include options to purchase 39 common shares, the exercise prices for which are denominated in a currency other than the Company's functional currency, as follows:
⋅	Contractor options to purchase 20 common shares exercisable at CAD$1.89 per whole common share that expire on November 19, 2017;
⋅	Contractor options to purchase 17 common shares exercisable at CAD$1.62 per whole common share that expire on April 4, 2018;
⋅	Contractor options to purchase 2 common shares exercisable at CAD$2.43 per whole common share that expire on May 18, 2018.

These options have been recorded at their fair value as a liability at issuance and will continue to be re-measured at fair value as a liability at each subsequent balance sheet date. Any change in value between reporting periods will be recorded as unrealized gain/(loss). These options will continue to be reported as a liability until such time as they are exercised, forfeited or expire. The fair value of these warrants and options is estimated using the Black-Scholes option-pricing model using the following assumptions for the current balance sheet date: expected dividend 0%; risk-free interest rate 1.10%; expected volatility between 88% - 98%; and an expected life between 0.5 – 0.88 years.

Comparative data related to gain/(loss) recorded on re-measurement of the derivative liability for the three and six-month period ended June 30, 2017 and 2016 are summarized in the table below. There is no cash flow impact for these derivatives until the warrants and/or options are exercised. If these warrants or options are exercised, the Company will receive the proceeds from the exercise at the current exchange rate at the time of exercise.

During the fiscal years ended December 31, 2011 and 2010, the Company issued 36 and 29, respectively, options to contractors with a Canadian dollar denominated strike price. Consequently, the Company now has derivatives relating to these options since the strike price is denominated in a currency other than the US dollar functional currency of the Company. While there is an exception to this rule for employees in ASU 2010-13 "Compensation-Stock Compensation (Topic 718): Effect of denominating the exercise price of a share based payment award in the currency of the market in which the underlying equity security trades", no such exception exists for contractors. These options will be marked to market until the earlier of their expiry, exercise or forfeiture.

	Three Months Ended June 30,		Six Months Ended June 30,
Gain/(Loss) on Derivative Instruments	2017	2016	2017	2016
Derivatives expired March 29, 2016	-	-	-	41
Options to contractors	(120)	(17)	(157)	(15)
Gain/(loss) on Derivative Instruments	(120)	(17)	(157)	26

The table below summarizes Canadian dollar denominated contractor option activity, since their issuance:

Contractor Options in $CAD	Three Month Period	Six-Month Period	Weighted-Average
Options in Thousands	Ending June 30, 2017		Exercise Price
Opening balance	40	40	$1.81
Exercised	(1)	(1)	$1.89
Forfeited	-	-	$-
Expired	-	-	$-
Ending balance	39	39	$1.80

Canadian dollar denominated options issued to contractors vest immediately and are treated as derivative liabilities. In the case a derivative option is exercised, upon the exercise date, the Company extinguishes the derivative liability, records the cash received and the shares issued into common stock and additional paid in capital accordingly. During the three and six-month period ended June 30, 2017, there was an exercise of 1 Canadian denominated option being treated as a derivative liability. This exercise resulted in $1 gross proceeds to the Company.

5.	Derivative Liabilities

The Company's derivative instruments include options to purchase 40 common shares, the exercise prices for which are denominated in a currency other than the Company's functional currency, as follows:
•	Contractor options to purchase 21 common shares exercisable at CAD$1.89 per whole common share that expire on November 19, 2017;
•	Contractor options to purchase 17 common shares exercisable at CAD$1.62 per whole common share that expire on April 4, 2018;
•	Contractor options to purchase 2 common shares exercisable at CAD$2.43 per whole common share that expire on May 18, 2018.

These options have been recorded at their fair value as a liability at issuance and will continue to be re-measured at fair value as a liability at each subsequent balance sheet date. Any change in value between reporting periods will be recorded as unrealized gain/(loss). These options will continue to be reported as a liability until such time as they are exercised, forfeited or expire. The fair value of these options is estimated using the Black-Scholes option-pricing model.

Options issued to contractors in a foreign currency

During the fiscal years ended December 31, 2011 and 2010, the Company issued 36 and 29 (respectively) options to contractors with a Canadian dollar denominated strike price. Consequently, the Company now has derivatives relating to these options since the strike price is denominated in a currency other than the US dollar functional currency of the Company. While there is an exception to this rule for employees in ASU 2010-13 "Compensation-Stock Compensation (Topic 718): Effect of Denominating the exercise price of a share based payment award in the currency of the market in which the underlying equity security trades", no such exception exists for contractors. These options will be marked to market until the earlier of their expiry or exercise. All Canadian denominated options issued to contractors fully vest at issuance and expire seven years from date of issuance. The fair value of these options at December 31, 2016 and December 31, 2015 was $33 and $41, respectively. The gain for these options for the twelve months ended December 31, 2016 was $7. There was a gain on these options for the twelve months ended December 31, 2015 of $78.

The following is a summary of Canadian denominated contractor option activity for the twelve months ended December 31, 2016 and 2015.

	Number of Options
	Outstanding and	Weighted Average
Share Prices Reported in $CAD	Exercisable	Exercise Price
Outstanding and exercisable at December 31, 2014	55	$1.84
Exercised	(14)	1.94
Forfeited or expired	(1)	1.82
Outstanding and exercisable at December 31, 2015	40	$1.81
Exercised	-	-
Forfeited or expired	-	-
Outstanding and exercisable at December 31, 2016	40	$1.81

The following table presents the overall change in derivative liability for the twelve months ended December 31, 2016 and December 31, 2015:

	Derivative Value at		Gain/(Loss) on Derivative
Derivative Warrants/Options	December 31,		Instrument December 31,
	2016	2015	2016	2015
Warrants expired April 30, 2015	-	-	-	411
Warrants expiring March 29, 2016	-	41	41	748
Options (various expiration dates)	33	41	7	78
Total	33	82	48	1,237